Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail) - SGD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (499,773)	$ (487,150)